Expense Example - FidelityHealthSavingsFund-KPRO - FidelityHealthSavingsFund-KPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund - Class K	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493